Taxation - Summary of Income Tax Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Current income tax	¥ 703	¥ 255	¥ 353
Deferred income tax (note b)	(140)	(84)	(75)
Total income tax expense	¥ 563	¥ 171	¥ 278